Cash and borrowings - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 8	$ 2
Corporate bond	2,478	2,498
Private Placement Notes	625	625
Lease liabilities	226	207
Total borrowings	3,337	3,332
Lease liabilities, discounted amount	216	196
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	8	2
Private Placement Notes	75
Lease liabilities	67	61
Total borrowings	150	63
Between one and two years
Disclosure of detailed information about borrowings [line items]
Corporate bond	349
Private Placement Notes	140	75
Lease liabilities	53	46
Total borrowings	542	121
Between two and three years
Disclosure of detailed information about borrowings [line items]
Corporate bond		348
Private Placement Notes	60	140
Lease liabilities	38	36
Total borrowings	98	524
Between three and four years
Disclosure of detailed information about borrowings [line items]
Corporate bond	591
Private Placement Notes	100	60
Lease liabilities	27	23
Total borrowings	718	83
Between four and five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	897	527
Private Placement Notes	95	100
Lease liabilities	17	17
Total borrowings	1,009	644
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	641	1,623
Private Placement Notes	155	250
Lease liabilities	24	24
Total borrowings	$ 820	$ 1,897